OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables Abstract
Schedule of other payables
	December 31,
	2023	2022

Employees and payroll accruals	4,376	4,562
Accrued expenses	2,304	2,090
Liability for underwriter – see Note 17	-	1,131
VAT to customers and suppliers	-	399
Government authorities	754	640
Accruals restructuring	686	-
Other	416	416

	8,536	9,238